Investment Objectives and Goals	Jan. 28, 2026
INTERNATIONAL EQUITY FUND - Class F Prospectus | SIT INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
EMERGING MARKETS EQUITY FUND - Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation and current income.
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS DEBT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Maximize total return.
INTERNATIONAL EQUITY FUND - Class I Prospectus | SIT INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
INTERNATIONAL EQUITY FUND - Class Y Prospectus | SIT INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | SIT EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | SIT INTERNATIONAL FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation and current income.
EMERGING MARKETS DEBT FUND - Class Y Prospectus | SIT EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS DEBT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Maximize total return.